Investments in joint ventures (Notes)	12 Months Ended
Dec. 31, 2022
Separate Financial Statements [Abstract]
Investments in joint ventures	Investments in joint ventures
The following table provides aggregated summarized financial information for the group's joint ventures as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from joint ventures - after interest and tax			Investments in joint ventures
	2022	2021	2020	2022	2021
Azule Energy	540	—	—	5,264	—
Pan American Energy Group	538	(217)	(208)	2,000	4,396
Other joint ventures	50	760	(94)	5,136	5,586
	1,128	543	(302)	12,400	9,982
The joint ventures that are material to the group at 31 December 2022 are Azule Energy, which was formed during 2022 and in which bp owns a 50% stake, and Pan American Energy Group S.L. in which bp also owns a 50% stake.
bp classifies its investments in Azule Energy Holdings Limited and Pan American Energy Group S.L. as joint ventures because, per the terms of the shareholders' agreements, bp has joint control over Azule Energy and Pan American Energy Group S.L.. Azule Energy Holdings Limited is based in Angola and its functional currency is USD. Pan American Energy Group S.L is based in Argentina and its functional currency is USD.
The following table provides summarized financial information relating to Azule Energy and Pan American Energy Group. This information is presented on a 100% basis and reflects adjustments made by bp to Azule Energy and Pan American Energy Group’s own results in applying the equity method of accounting. bp adjusts Azule Energy Holdings Limited and Pan American Energy Group’s results for the accounting required under IFRS relating to bp’s purchase of its interests in Azule Energy Holdings Limited and Pan American Energy Group S.L..
The operational and financial information of Azule Energy Holdings Limited and Pan American Energy Group S.L. is based on preliminary operational and financial results of Azule Energy Holdings Limited for 2022 and Pan American Energy Group S.L. for 2022, 2021 and 2020. Actual results may differ from these amounts - immaterial adjustments to the 2021 and 2020 numbers for Pan America Energy Group S.L. below have been included in the 2022 and 2021 numbers respectively.
16. Investments in joint ventures – continued

				$ million
				Gross amount
		2022	2021	2020
	Azule Energy	PAEG	PAEG	PAEG
Sales and other operating revenues	2,274	6,408	4,394	3,505
Profit (loss) before interest and taxation	1,460	1,560	806	(366)
Finance costs	218	376	262	250
Profit (loss) before taxation[a]	1,242	1,184	544	(616)
Taxation[b]	162	108	978	(200)
Profit (loss) for the year	1,080	1,076	(434)	(416)
Other comprehensive income	—	—	—	—
Total comprehensive income	1,080	1,076	(434)	(416)
Non-current assets	22,218	14,598	14,206
Current assets[c]	4,132	3,054	1,864
Total assets	26,350	17,652	16,070
Current liabilities[d]	2,594	1,996	2,034
Non-current liabilities[e]	13,228	5,856	5,244
Total liabilities	15,822	7,852	7,278
Net assets	10,528	9,800	8,792
Less: non-controlling interests	—	—	—
	10,528	9,800	8,792
[a]Azule Energy includes depreciation and amortisation of $1,145 million, interest income of $11 million and interest expense of $218 million. PAEG includes depreciation and amortisation of $1,039 million (2021 $930 million and 2020 $937 million), interest income of $29 million (2021 $19 million and 2020 $18 million) and interest expense of $375 million (2021 $262 million and 2020 $250 million).
[b]PAEG 2021 net income expense includes a deferred tax charge of $415 million related to a change in the income tax rate.
[c]Azule Energy includes cash and cash equivalents of $1,031 million. PAEG includes cash and cash equivalents of $1,012 million (2021 $893 million).
[d]Azule Energy includes current financial liabilities of $2,077 million. PAEG includes current financial liabilities of $751 million (2021 $767 million).
eAzule Energy includes non-current financial liabilities of $4,700 million. PAEG includes non-current financial liabilities of $2,151 million (2021 $2,132 million).
The group received dividends, net of withholding tax, of $35 million from Pan American Energy Group S.L in 2022 (2021 $nil and 2020 $18 million).
The group received dividends, net of withholding tax of $500 million from Azule Energy Holdings Limited in 2022.
The following table provides aggregated summarized financial information relating to the group’s share of joint ventures.

										$ million
										bp share
				2022			2021			2020
	Azule Energy	PAEG	Other	Total	PAEG	Other	Total	PAEG	Other	Total
Sales and other operating revenues	1,137	3,204	9,770	14,111	2,197	9,048	11,245	1,753	8,793	10,545
Profit (loss) before interest and taxation	730	780	255	1,765	403	927	1,330	(183)	32	(151)
Finance costs	109	188	137	434	131	58	189	125	76	201
Profit (loss) before taxation	621	592	118	1,331	272	869	1,141	(308)	(44)	(352)
Taxation	81	54	67	202	489	107	596	(100)	49	(51)
Non-controlling interest	—	—	1	1	—	2	2	—	1	1
Profit (loss) for the year	540	538	50	1,128	(217)	760	543	(208)	(94)	(302)
Other comprehensive income	—	—	50	50	—	5	5	—	(5)	(5)
Total comprehensive income	540	538	100	1,178	(217)	765	548	(208)	(99)	(307)
Non-current assets	11,109	7,299	7,775	26,183	7,103	7,702	14,805
Current assets	2,066	1,527	2,778	6,371	932	2,385	3,317
Total assets	13,175	8,826	10,553	32,554	8,035	10,087	18,122
Current liabilities	1,297	998	1,713	4,008	1,017	1,272	2,289
Non-current liabilities	6,614	2,928	3,687	13,229	2,622	3,219	5,841
Total liabilities	7,911	3,926	5,400	17,237	3,639	4,491	8,130
Net assets	5,264	4,900	5,153	15,317	4,396	5,596	9,992
Less: non-controlling interests	—	—	(13)	(13)	—	5	5
	5,264	4,900	5,140	15,304	4,396	5,591	9,987

Group investment in joint ventures
Group share of net assets (as above)	5,264	4,900	5,140	15,304	4,396	5,591	9,987
Impairment charge for the year	—	(2,900)	—	(2,900)	—	—	—
Loans made by group companies to joint ventures	—	—	(4)	(4)	—	(5)	(5)
	5,264	2,000	5,136	12,400	4,396	5,586	9,982
16. Investments in joint ventures – continued
Transactions between the group and its joint ventures are summarized below.

						$ million
Sales to joint ventures		2022		2021		2020
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	4,212	316	3,923	292	2,974	180

Purchases from joint ventures		2022		2021		2020
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
LNG, crude oil and oil products, natural gas, refinery operating costs, plant processing fees	1,893	574	716	93	959	84
In the normal course of business, bp enters into various arm’s length transactions with joint ventures including fixed price commitments to sell and to purchase commodities, forward sale and purchase contracts and agency agreements.
The terms of the outstanding balances receivable from joint ventures are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.
The majority of sales to joint ventures in 2022 relate to heating oil, gasoline, diesel and lubricant product transactions with Mobene and Ocwen Energy. The majority of purchases from joint ventures in 2022 relate to crude oil and oil products transactions with Azule Energy.
The bp investment in Pan American Energy Group S.L. joint venture has been impaired in 2022 by $2,900 million as a result of expected portfolio changes.
bp's share of net impairment charges recognized by joint ventures in 2022 was $256 million (2021 reversals of $214 million) of which $276 million charge (2021 $nil) was in the gas and low carbon energy segment and $20 million reversals (2021 reversals of $214 million) was in the oil production & operations segment.